Note to cash flow statement (Tables)	12 Months Ended
Mar. 31, 2023
Note to cash flow statement
Schedule of reconciliation of net debt

	At March 31,
	2023	2022	2021
	€M	€M	€M
Net debt at beginning of year	(1,451.6)	(2,276.5)	(403.2)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	930.3	18.3	84.3
Increase/(decrease) in financial assets: cash > 3 months	122.1	468.6	(741.7)
Decrease in restricted cash	(3.2)	(11.4)	(0.3)
Net cash flow from decrease/(increase) in debt	1,085.7	583.3	(1,201.5)
Movement in net funds resulting from cash flows	2,134.9	1,058.8	(1,859.2)

Other changes
Translation on U.S. dollar denominated debt	0.9	(4.2)	15.7
Promissory notes	—	(225.9)	—
Lease additions	(122.1)	—	(25.2)
Interest expense	(3.3)	(3.8)	(4.6)
Movement from other changes	(124.5)	(233.9)	(14.1)

Net cash/(debt) at end of year	558.8	(1,451.6)	(2,276.5)
Analyzed as:
Cash and cash equivalents, cash > 3 months and restricted cash	4,675.0	3,625.8	3,150.3
Total borrowings*	(4,116.2)	(5,077.4)	(5,426.8)
Net cash/(debt)	558.8	(1,451.6)	(2,276.5)

*Total borrowings include current and non-current maturities of debt and current and non-current lease liabilities.

Schedule of change in carrying value of share premium

	At March 31,
	2023	2022	2021
	€M	€M	€M
Balance at beginning of year	1,328.2	1,161.6	738.5
Changes from financing cashflows
Net proceeds from shares issued	31.7	46.8	423.1
Non-cash movement in share premium	20.0	119.8	—
Movement in net funds resulting from cash flows	51.7	166.6	423.1
Balance at end of year	1,379.9	1,328.2	1,161.6

Schedule of changes in the carrying value of liabilities from financing activities

	At March 31,
	2023	2022	2021
	€M	€M	€M
Balance at beginning of year	(5,077.4)	(5,426.8)	(4,211.2)
Proceeds from borrowings	—	(1,192.0)	(2,228.6)
Repayments of borrowings	1,039.4	1,722.3	950.3
Lease liabilities paid	46.3	53.0	76.8
Lease additions	(122.1)	—	(25.2)
Interest expense	(3.3)	(3.8)	(4.6)
Foreign exchange	0.9	(4.2)	15.7
Promissory notes	—	(225.9)	—
Balance at end of year	(4,116.2)	(5,077.4)	(5,426.8)
Less than one year	(1,099.9)	(1,281.4)	(1,778.4)
More than one year	(3,016.3)	(3,796.0)	(3,648.4)
	(4,116.2)	(5,077.4)	(5,426.8)